Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Entity Registrant Name	dei_EntityRegistrantName	CULLEN FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001109957
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 15, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 15, 2015
Prospectus Date	rr_ProspectusDate	Dec. 15, 2015
Cullen Enhanced Equity Income Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ENHRX
Cullen Enhanced Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ENHCX
Cullen Enhanced Equity Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ENHNX